Net financial income (loss)	6 Months Ended
Jun. 30, 2022
Net Financial Income (Loss) [Abstract]
Net financial income (loss)	Net financial income (loss)

	For the six month period ended June 30,
(in thousands of euros)	2022	2021
Income from cash and cash equivalents	6	—
Foreign exchange gains	2,459	2,511
Other financial income	—	—
Total financial income	2,465	2,511
Interest cost	(2,602)	(2,960)
IFRS 16 related interests	(122)	(152)
Foreign exchange losses	(216)	(39)
Total financial expenses	(2,940)	(3,152)
Net financial income (loss)	(474)	(640)
For the six month period ended June 30, 2022, the foreign exchange gains realized by the Company amounted to €2.5 million mainly related to the HSBC bank account denominated in U.S. dollars.
As of June 30, 2022, the interest cost amounts to €2.6 million, mainly due to interest costs on the EIB loan (see Note 12.1 Conditional advances, bank loan and loan granted by public authorities) which is an addition of EIB fixed and variable rate interests for respectively €0.8 million and €1.7 million.